PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Financial Information
LOGISTIC PROPERTIES OF THE AMERICAS (Parent Company Only)
CONDENSED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS)
(in U.S. Dollars)

	Logistic Properties of the Americas		Latam Logistic Properties S.A.
	For the year ended December 31, 2025	Period from March 27 to December 31, 2024	Period from January 1 to March 26, 2024	For the year ended December 31, 2023
Dividend income	$—	$—	$17,500,000	$18,210,046
General and administrative	(6,139,254)	(4,694,035)	(198,250)	(2,878,896)
Listing expense	—	(44,469,613)	—	—
Interest income from affiliates	—	—	208,833	694,628
Financing costs	—	—	—	(718,844)
Transaction-related costs	—	(4,703,799)	(2,474,432)	(6,128,965)
Other income (expense), net	(534,346)	10,466,826	6,396	61,530
Profit (loss) before taxes	(6,673,600)	(43,400,621)	15,042,547	9,239,499
Income tax expense	—	—	(875,000)	(2,745,090)
Comprehensive income (loss)	$(6,673,600)	$(43,400,621)	$14,167,547	$6,494,409
LOGISTIC PROPERTIES OF THE AMERICAS (Parent Company Only)
CONDENSED STATEMENTS OF FINANCIAL POSITION
(in U.S. Dollars)

	Logistic Properties of the Americas
	As of December 31, 2025	As of December 31, 2024
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$440,146	$2,892,071
Due from subsidiaries and affiliated companies	9,413,900	14,861,975
Other current assets	272,471	360,385
Total current assets	10,126,517	18,114,431

NON-CURRENT ASSETS:
Investments in subsidiaries	169,264,240	169,264,240
Total non-current assets	169,264,240	169,264,240

TOTAL ASSETS	$179,390,757	$187,378,671

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued expenses	$1,261,980	$1,011,062
Total current liabilities	1,261,980	1,011,062

TOTAL LIABILITIES	1,261,980	1,011,062

EQUITY:
Total equity	178,128,777	186,367,609

TOTAL LIABILITIES AND EQUITY	$179,390,757	$187,378,671
LOGISTIC PROPERTIES OF THE AMERICAS (Parent Company Only)
CONDENSED STATEMENTS OF CASH FLOWS
(in U.S. Dollars)

	Logistic Properties of the Americas		Latam Logistic Properties S.A.
	For the year ended December 31, 2025	For the period of March 27 to December 31, 2024	For the period of January 1 to March 26, 2024	For the year ended December 31, 2023
Cash flows from operating activities:
Profit (loss) for the year	$(6,673,600)	$(43,400,621)	$14,167,547	$6,494,409
Adjustments:
Share-based payments	465,150	1,135,950	—	—
Depreciation and amortization	842,919	926,250	6,063	17,627
Income from lock-up release (net), classified as financing cash flow	—	(9,180,758)	$—	$—
Financing costs	—	—	—	718,844
Interest income from subsidiaries and affiliated companies	—	—	(208,833)	(694,628)
Listing expense	—	44,469,613	—	—
Income tax expense	—	—	875,000	2,745,090
Working capital adjustments	5,288,631	(10,788,043)	1,450,869	4,929,619
Income tax paid	—	—	(875,000)	(2,745,090)
Net cash (used in) generated by operating activities	$(76,900)	$(16,837,609)	$15,415,646	$11,465,871

Cash flows from investing activities:
Increase in equity investment in subsidiaries	$—	$—	$—	$(1,569,077)
Increase in loans to subsidiaries and affiliated companies	—	—	—	287,122
Restricted cash equivalents	—	—	—	1,205,162
Net cash provided by (used) in investing activities	$—	$—	$—	$(76,793)

Cash flows from financing activities:
Repayment of long-term debt	$—	$—	$—	$(14,998,275)
Increase in loans from subsidiaries and affiliated companies	—	—	—	2,355,000
Cash paid for raising debt	—	—	—	—
Purchase of treasury shares	(2,030,382)	(1,242,773)	—	—
Proceeds from Business Combination, net of transaction costs paid	—	11,791,695	(863,851)	—
Proceeds from lock-up release, net of transaction costs paid	—	9,180,758	—	—
Transaction costs paid related to Share Purchase Agreement	(344,643)	—	—	—
Repayment of loans from subsidiaries and affiliated companies	—	—	(2,355,000)	—
Interest paid	—	—	—	(780,798)
Net cash provided by (used in) financing activities	$(2,375,025)	$19,729,680	$(3,218,851)	$(13,424,073)

Net increase (decrease) in cash and cash equivalents	(2,451,925)	2,892,071	12,196,795	(2,034,995)
Cash and cash equivalents at the beginning of year	2,892,071	—	788,008	2,823,003
Cash and cash equivalents at the end of year	$440,146	$2,892,071	$12,984,803	$788,008